Impairment Charges and Reversals - Summary of Impairment Losses and Estimated Recoverable Amounts (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Clearwater
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment loss recognised in profit or loss	$ 145
Recoverable Amount	427	$ 160
CGU Impairments		260
Elmworth-Wapiti
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment loss recognised in profit or loss	115
Recoverable Amount	747	259
CGU Impairments		120
Kaybob-Edson
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment loss recognised in profit or loss	118
Recoverable Amount	$ 837	384
CGU Impairments		$ 175